File No. 333-119865
                                                            File No. 811-21113
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 |X|
                         POST-EFFECTIVE AMENDMENT NO. 13

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 |X|
                                AMENDMENT NO. 21

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202

               (Address of Principal Executive Offices, Zip Code)

                                JILL T. MCGRUDER
                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202

                                   Copies to:

                               John M. Ford, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

       Title of Securities Being Registered...Units of Beneficial Interest

--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
|X|   immediately upon filing pursuant to paragraph (b) of Rule 485
|_|   on ________________, pursuant to paragraph (b) of Rule 485
|_|   60 days after filing pursuant to paragraph (a) of Rule 485
|_|   on ________________, pursuant to paragraph (a) of Rule 485
|_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, State of Ohio on the 19th day of May, 2011.

                                           TOUCHSTONE INSTITUTIONAL FUNDS TRUST

                                               /s/ Jill T. McGruder
                                               ---------------------------
                                           By: Jill T. McGruder, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Jill T. McGruder                Trustee & President        May 19, 2011
------------------------
JILL T. MCGRUDER

/s/ Terrie A. Wiedenheft            Controller & Treasurer     May 19, 2011
------------------------
TERRIE A. WIEDENHEFT

*PHILLIP R. COX                     Trustee

*DONALD C. SIEKMANN                 Trustee

*SUSAN J. HICKENLOOPER              Trustee

*H. JEROME LERNER                   Trustee

*JOHN P. ZANOTTI                    Trustee


By: /s/ Jay S. Fitton                                          May 19, 2011
------------------------
Jay S. Fitton
* Attorney-in-fact

EXHIBIT INDEX

EX-101.INS        XBRL Instance Document

EX-101.SCH        XBRL Taxonomy Extension Schema Document

EX-101.CAL        XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF        XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB        XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE        XBRL Taxonomy Extension Presentation Linkbase


                                       2